Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal Tax at a Statutory rate	$ 252	$ 431
Federal Tax at a Statutory rate, % of Pre-tax Income	34.00%	34.00%
State taxes, net of Federal provision	$ (108)	$ 119
State taxes, net of Federal provision, % of Pre-tax Income	(15.00%)	9.00%
Change in tax rate	$ 228
Change in tax rate, % of Pre-tax Income	31.00%
Change in valuation allowance	$ 106	$ (178)
Change in valuation allowance, % of Pre-tax Income	14.00%	(14.00%)
Nontaxable interest and dividend income	$ (42)	$ (44)
Nontaxable interest and dividend income, % of Pre-tax Income	(6.00%)	(3.00%)
Other items	$ 12
Other items, % of Pre-tax Income	3.00%
Income tax provision	$ 448	$ 328
Income tax provision, % of Pre-tax Income	61.00%	26.00%